Document and Entity Information	0 Months Ended
Jun. 19, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 19, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST II
Central Index Key	0001518042
Amendment Flag	false
Document Creation Date	Jun. 19, 2012
Document Effective Date	Jun. 19, 2012
Prospectus Date	Jun. 19, 2012